Other disclosures - Undiscounted contractual maturity periods (Details) - Financial liabilities at amortized cost - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 1,041,439	$ 921,489
On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	536,066	452,950
1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	193,186	160,873
3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	42,602	63,737
3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	105,563	109,694
1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	51,158	59,612
3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	47,263	9,879
More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	65,601	64,744
Deposits - Central banks
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	126,485
Deposits - Central banks | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	126,454
Deposits - Central banks | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	31
Deposits - Credit institutions
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	65,402	78,311
Deposits - Credit institutions | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	28,061	28,338
Deposits - Credit institutions | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	11,854	23,211
Deposits - Credit institutions | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,461	8,991
Deposits - Credit institutions | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	11,991	2,142
Deposits - Credit institutions | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	7,189	12,218
Deposits - Credit institutions | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	231	305
Deposits - Credit institutions | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,615	3,106
Customer deposits
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	750,763	639,395
Customer deposits | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	499,711	424,563
Customer deposits | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	158,037	107,681
Customer deposits | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	29,693	38,195
Customer deposits | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	52,967	59,092
Customer deposits | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,130	5,015
Customer deposits | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,794	3,616
Customer deposits | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,431	1,233
Marketable debt securities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	148,403	130,087
Marketable debt securities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	20,808	20,071
Marketable debt securities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	7,914	15,096
Marketable debt securities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	35,816	42,001
Marketable debt securities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	33,092	37,716
Marketable debt securities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	38,471	1,444
Marketable debt securities | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	12,302	13,759
Subordinated liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	61,556	57,932
Subordinated liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	198	188
Subordinated liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	398	376
Subordinated liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,173	1,694
Subordinated liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,767	4,514
Subordinated liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,767	4,514
Subordinated liabilities | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	49,253	46,646
Other financial liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	15,315	15,764
Other financial liabilities | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	8,294	49
Other financial liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,289	9,722
Other financial liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,136	1,079
Other financial liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,616	4,765
Other financial liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 980	$ 149